Goodwill and other intangible assets - Additional information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Impairment charges	$ (45)	$ (9)	$ 0
Cash flow projection forecast duration (in years)	5 years
Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Impairment charges	$ (45)	(9)
Accumulated depreciation | Acquired in-process research & development
Disclosure of detailed information about intangible assets [line items]
Impairment charges	$ (2)	$ (9)
Vision Care
Disclosure of detailed information about intangible assets [line items]
Terminal growth rate	3.00%	3.00%
Impairment charges	$ (45)	$ 0	0
Surgical
Disclosure of detailed information about intangible assets [line items]
Terminal growth rate	3.00%	3.00%
Impairment charges	$ 0	$ (9)	$ 0